Commitments and Contingencies (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019
Commitments and Contingencies (Note 6)
Blade Urban Air Mobility [Member]
Commitments and Contingencies (Note 6)	$ 1,300	$ 2,400